WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS AND WARRANTS -- 91.76%

                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------
Major Capitalization - Europe -- 14.75%
-------------------------------------------------------------------------------
Altana                                    235,600   $ 14,838,524         3.53%
Ares-Serono                                 6,000     19,446,612         4.63%
Roche Holding AG                            1,200     12,950,003         3.08%
Sanofi-Synthelabo(1)                      382,000     14,733,875         3.51%
-------------------------------------------------------------------------------
                                                    $ 61,969,014        14.75%
-------------------------------------------------------------------------------
Major Capitalization - Far East -- 10.89%
-------------------------------------------------------------------------------
Banyu Pharmaceutical Co.                  550,000   $  8,463,465         2.02%
Eisai Co., Ltd.                           500,000     11,814,250         2.81%
Fujisawa Pharmaceutical                   500,000     16,435,238         3.91%
Takeda Chemical Industries Ltd.           160,000      9,032,552         2.15%
-------------------------------------------------------------------------------
                                                    $ 45,745,505        10.89%
-------------------------------------------------------------------------------
Major Capitalization - North America -- 29.55%
-------------------------------------------------------------------------------
Abgenix, Inc.(1)                          100,000   $ 32,212,500         7.67%
Alza Corp.(1)                             145,000      5,319,687         1.27%
American Home Products Corp.              200,000      8,700,000         2.07%
Chiron Corp.(1)                           300,000     15,000,000         3.57%
Genzyme Corp., Class A(1)                 200,000     11,487,500         2.74%
Gilead Sciences, Inc.(1)                  130,000      9,945,000         2.37%
Lilly (Eli) & Co.                         150,000      8,915,625         2.12%
Monsanto Co.                              250,000      9,703,125         2.31%
Pharmacia & Upjohn, Inc.                  120,000      5,715,000         1.36%
Warner-Lambert Co.                        200,000     17,112,500         4.07%
-------------------------------------------------------------------------------
                                                    $124,110,937        29.55%
-------------------------------------------------------------------------------
Specialty Capitalization - Europe -- 1.07%
-------------------------------------------------------------------------------
Swiss Serum Institute                         328   $  4,478,723         1.07%
-------------------------------------------------------------------------------
                                                    $  4,478,723         1.07%
-------------------------------------------------------------------------------
Specialty Capitalization - Far East -- 4.43%
-------------------------------------------------------------------------------
Chugai Pharmaceuticals, Co., Ltd.         600,000   $  9,178,238         2.19%
Rohto Pharmaceutical                      137,000        836,557         0.20%
Shionogi & Co., Ltd.                      600,000      8,577,282         2.04%
-------------------------------------------------------------------------------
                                                    $ 18,592,077         4.43%
-------------------------------------------------------------------------------
Specialty Capitalization - North America -- 31.07%
-------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc.(1)          270,000   $ 23,017,500         5.48%
Aviron(1)                                 250,000     10,140,625         2.41%
Bio-Technology General Corp.(1)           500,000      9,609,400         2.29%
Forest Laboratories Inc.(1)               140,000      9,563,750         2.28%
                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-------------------------------------------------------------------------------
Geltex Pharaceuticals, Inc.(1)            380,000   $  8,336,250         1.99%
LJL Biosystems, Inc.(1)                   150,000      5,662,500         1.35%
Orchid Biocomputer Warrants(1)(2)(3)       50,000        162,500         0.04%
Pathogenesis Corp.(1)                     222,200      6,860,425         1.63%
Pharmacopeia, Inc.(1)                     173,000     11,774,812         2.80%
Premier Research Worldwide(1)             293,600      4,994,625         1.19%
SangStat Medical Corp.(1)                 190,000      8,217,500         1.96%
Tularik, Inc.(2)(3)                       200,000     15,775,000         3.76%
Vertex Pharmaceuticals, Inc.(1)           225,000     16,340,625         3.89%
-------------------------------------------------------------------------------
                                                    $130,455,512        31.07%
-------------------------------------------------------------------------------
Total Common Stocks and Warrants
   (identified cost $221,627,280)                   $385,351,768
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.62%

                                                                  PERCENTAGE OF
SECURITY                                  SHARES    VALUE         NET ASSETS
-------------------------------------------------------------------------------
Specialty Capitalization - North America -- 2.62%
-------------------------------------------------------------------------------
Adolor, Inc.(1)(2)(3)                     500,000   $    500,000         0.12%
Arena Pharmaceuticals(1)(2)(3)            500,000      2,000,002         0.48%
Intrabiotics Pharm, Inc.(1)(2)(3)         333,334      1,333,336         0.32%
Net Genics, Inc. Convertible, Series D,
Preferred R(1)(2)(3)                      250,000        575,000         0.14%
Net Genics, Inc., Series E(1)(2)(3)       652,173      1,499,998         0.36%
Ontogeny, Inc.(1)(2)(3)                   600,000      1,830,000         0.43%
Orchid Biocomputer, Inc., Series
C(1)(2)(3)                                180,180      1,278,410         0.30%
Orchid Biocomputer, Inc., Series
E(1)(2)(3)                                457,203      1,999,999         0.47%
-------------------------------------------------------------------------------
                                                    $ 11,016,745         2.62%
-------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $10,411,351)                    $ 11,016,745
-------------------------------------------------------------------------------
Total Investments
   (identified cost $232,038,631)                   $396,368,513        94.38%
-------------------------------------------------------------------------------
Other Assets, Less Liabilities                      $ 23,613,069         5.62%
-------------------------------------------------------------------------------
Net Assets                                          $419,981,582       100.00%
-------------------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $232,038,631)        $396,368,513
Cash                                        22,804,675
Foreign currency, at value
   (identified cost, $5,275,681)             5,126,962
Receivable for investments sold                650,636
Interest and dividends receivable              160,805
Receivable for open forward foreign
   currency contracts                              981
Deferred organization expenses                   4,625
------------------------------------------------------
TOTAL ASSETS                              $425,117,197
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,126,963
Payable to affiliate for Trustees' fees          1,779
Accrued expenses                                 6,873
------------------------------------------------------
TOTAL LIABILITIES                         $  5,135,615
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $419,981,582
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $255,694,044
Net unrealized appreciation (computed on
   the basis of identified cost)           164,287,538
------------------------------------------------------
TOTAL                                     $419,981,582
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Dividends (net of foreign
   taxes, $28,913)                        $    386,009
Interest                                        31,129
Miscellaneous                                    5,263
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    422,401
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    796,314
Administration fee                             307,408
Trustees fees and expenses                      10,157
Custodian fee                                   71,744
Legal and accounting services                   13,698
Interest expense                                 8,361
Amortization of organization expenses            1,197
Miscellaneous                                    1,450
------------------------------------------------------
TOTAL EXPENSES                            $  1,210,329
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     70,478
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     70,478
------------------------------------------------------

NET EXPENSES                              $  1,139,851
------------------------------------------------------

NET INVESTMENT LOSS                       $   (717,450)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 26,266,901
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (63,351)
------------------------------------------------------
NET REALIZED GAIN                         $ 26,203,550
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $122,033,339
   Foreign currency and forward foreign
      currency exchange contracts              (42,344)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $121,990,995
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $148,194,545
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $147,477,095
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (717,450) $      (784,314)
   Net realized gain                             26,203,550       19,258,866
   Net change in unrealized
      appreciation (depreciation)               121,990,995       57,606,206
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $     147,477,095  $    76,080,758
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      98,009,569  $    58,763,929
   Withdrawals                                  (30,585,723)     (74,426,211)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      67,423,846  $   (15,662,282)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     214,900,941  $    60,418,476
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $     205,080,641  $   144,662,165
----------------------------------------------------------------------------
AT END OF PERIOD                          $     419,981,582  $   205,080,641
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED            YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    -----------------------------------
                                  (UNAUDITED)            1999         1998         1997
------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------
Operating expenses                        0.97%(1)         0.95%        1.06%        1.25%
Expenses after custodian fee
   reduction                              0.92%(1)         0.90%        0.92%        1.18%
Interest expense                          0.01%(1)         0.01%          --           --
Net investment loss                      (0.58)%(1)       (0.42)%      (0.49)%      (0.81)%
Portfolio Turnover                          21%              41%          34%          14%
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $419,982         $205,081     $144,662     $152,717
------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 29, 2000, the fee was equivalent to 0.64% (annualized) of the Portfolio's average daily net assets and amounted to $796,314.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administration fee was 0.25% (annualized) of average net assets and amounted to $307,408.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 29, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $98,399,864 and $53,066,023, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $232,038,631
    ------------------------------------------------------
    Gross unrealized appreciation             $169,822,940
    Gross unrealized depreciation               (5,493,058)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $164,329,882
    ------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   and funds solely to facilitate the handling of unusual and/ or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

7 Restricted Securities
-------------------------------------------
   At February 29, 2000, the Portfolio owned the following securities (representing 6.42% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                                           SHARES/
                                                           PRINCIPAL
                                                           AMOUNT
                                              DATE OF      (000'S
    DESCRIPTION                               ACQUISITION  OMITTED)   COST         FAIR VALUE
    ------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS
    ------------------------------------------------------------------------------------------
    Orchid Biocomputer Warrants                  5/24/99     50,000   $         0  $   162,500
    Tularik, Inc.                               10/14/96    200,000     2,000,000   15,775,000
    ------------------------------------------------------------------------------------------
                                                                      $ 2,000,000  $15,937,500
    PREFERRED STOCKS
    ------------------------------------------------------------------------------------------
    Adolor, Inc.                                 1/10/00    500,000   $   500,000  $   500,000
    Arena Pharmaceuticals                        1/28/99    500,000     1,411,354    2,000,002
    Intrabiotics Pharm, Inc.                    11/24/98    333,334     1,000,002    1,333,336
    Net Genics, Inc. Convertible, Series D,
     Preferred R                                 3/20/98    250,000       500,000      575,000
    Net Genics, Inc., Series E                  12/21/99    652,173     1,499,998    1,499,998
    Ontogeny, Inc.                               3/13/97    600,000     1,500,000    1,830,000
    Orchid Biocomputer, Inc., Series C          12/19/97    180,180     1,999,998    1,278,410
    Orchid Biocomputer, Inc., Series E          12/20/99    457,203     1,999,999    1,999,999
    ------------------------------------------------------------------------------------------
                                                                      $10,411,351  $11,016,745

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at February 29, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    SALES
    ------------------------------------------------------------------------------------------
    SETTLEMENT                                               IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)        DELIVER                                   (IN U.S. DOLLARS)  APPRECIATION
    ------------------------------------------------------------------------------------------
    3/1/00         Japanese Yen
                   16,855,754                                         154,484              981
    ------------------------------------------------------------------------------------------
                                                              $       154,484   $          981
    ------------------------------------------------------------------------------------------

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice-President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

WORLDWIDE HEALTH SCIENCES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Samuel D. Isaly
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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